Mortgage Loans Payable - Schedule of outstanding mortgage loans payable, additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Aug. 21, 2018	Dec. 31, 2017 USD ($)
Mortgage Loans Payable [Line Items]
Principal amount outstanding	$ 2,688.1		$ 2,238.6
55 Second Street
Mortgage Loans Payable [Line Items]
Mortgage loans on real estate, number of loans | loan	3
Principal amount outstanding	$ 137.5		137.5
55 Second Street | Loan One
Mortgage Loans Payable [Line Items]
Principal amount outstanding	79.0
55 Second Street | Loan Two
Mortgage Loans Payable [Line Items]
Principal amount outstanding	45.0
55 Second Street | Loan Three
Mortgage Loans Payable [Line Items]
Principal amount outstanding	13.5
501 Boylston Street
Mortgage Loans Payable [Line Items]
Principal amount outstanding	$ 0.0		$ 216.5
Percentage of interest in the property sold		49.90%
Percentage of interest in the property transferred to joint venture investment		50.10%